LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett National Tax Free Fund

Lord Abbett California Tax Free Fund

Lord Abbett Connecticut Tax Free Fund

Lord Abbett Hawaii Tax Free Fund

Lord Abbett Missouri Tax Free Fund

Lord Abbett New Jersey Tax Free Fund

Lord Abbett New York Tax Free Fund

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Georgia Tax Free Trust

Lord Abbett Pennsylvania Tax Free Trust

Supplement dated June 19, 2008 to the

Prospectus dated February 1, 2008

(Class A, B, C, F, and P Shares)

1.            The following sentence is added to the subsection titled “The Funds – Intermediate Tax Free Fund – Performance” in the Prospectus:

The Fund believes that the Lehman Brothers Municipal Bond Index: 7 Year (6-8) is a more appropriate index than the Lehman Brothers 3-10 Year Insured Tax-Exempt Bond Index, in light of the composition of the Fund’s portfolio under its revised strategy, and therefore will remove the Lehman Brothers 3-10 Year Insured Tax-Exempt Bond Index from the 2010 Prospectus.  The Fund’s strategy was revised in 2007 when the Fund’s name was changed from “Insured Intermediate Tax Free Fund” to “Intermediate Tax Free Fund” to remove its insured focus.

2.            The following replaces the second paragraph in the subsection titled “The Funds – Management – Investment Managers” in the Prospectus:

Daniel S. Solender heads the investment management team of the Funds and Peter Scott Smith is a senior team member of the Funds. Daniel T. Vande Velde is a senior team member of the Connecticut Tax Free Fund, New Jersey Tax Free Fund, New York Tax Free Fund, Intermediate Tax Free Fund, Georgia Tax Free Trust, and Pennsylvania Tax Free Trust.  Messrs. Solender and Smith are primarily and jointly responsible for the day-to-day management of the National Tax Free Fund, California Tax Free Fund, Hawaii Tax Free Fund, and Missouri Tax Free Fund.  Messrs. Solender, Smith, and Vande Velde are primarily and jointly responsible for the day-to-day management of the Connecticut Tax Free Fund, New Jersey Tax Free Fund, New York Tax Free Fund, Intermediate Tax Free Fund, Georgia Tax Free Trust, and Pennsylvania Tax Free Trust.

Mr. Solender, Director – Fixed Income – Municipals, joined Lord Abbett in 2006 and has been a member of the team since 2006. Prior thereto he served as a Vice President and Portfolio Manager at Nuveen Investments from 1991 to 1999 and 2003 to 2006 and served as Principal and Portfolio Manager at Vanguard Group from 1999 to 2003. Mr. Smith, Portfolio Manager – Fixed Income – Municipals, joined Lord Abbett in 1992 and has been a member of the team since 1992.  Mr. Vande Velde, Portfolio Manager – Fixed Income – Municipals, joined Lord Abbett in 2007 and has been a member of the team since 2007.  He was formerly a Portfolio Manager at McDonnell Investment Management from 2001 to 2007.

LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett National Tax Free Fund

Lord Abbett California Tax Free Fund

Lord Abbett Connecticut Tax Free Fund

Lord Abbett Hawaii Tax Free Fund

Lord Abbett Missouri Tax Free Fund

Lord Abbett New Jersey Tax Free Fund

Lord Abbett New York Tax Free Fund

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Georgia Tax Free Trust

Lord Abbett Pennsylvania Tax Free Trust

Supplement dated June 19, 2008 to the

Statement of Additional Information dated February 1, 2008

(Class A, B, C, F, and P Shares)

1.            The following subsection replaces the subsection titled “Investment Advisory and Other Services  –  Investment Managers” in the Statement of Additional Information:

Investment Managers

As stated in the Prospectus, Lord Abbett uses a team of investment managers and analysts acting together to manage the investments of each Fund.

Daniel S. Solender heads the investment management team of the Funds and Peter Scott Smith is a senior team member of the Funds.  Daniel T. Vande Velde is a senior team member of the Connecticut, New Jersey, New York, Intermediate, Georgia, and Pennsylvania Funds.  Messrs. Solender and Smith are primarily and jointly responsible for the day-to-day management of the National, California, Hawaii, and Missouri Funds.  Messrs. Solender, Smith, and Vande Velde are primarily and jointly responsible for the day-to-day management of the Connecticut, New Jersey, New York, Intermediate, Georgia, and Pennsylvania Funds.

The following table indicates for each Fund as of September 30, 2007 (or another date, as indicated):  (1) the number of other accounts managed by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category.  For each of the categories, a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account.  Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies.  The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles.  Lord Abbett does not manage any hedge funds.  The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett. (The data shown below are approximate.)

Other Accounts Managed (# and Total Assets(1))
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
California Fund	Daniel S. Solender	15 / $3,442.1	0 / $0.0	7,766 / $5,809.4
	Peter Scott Smith	15 / $3,442.1	0 / $0.0	0 / $0.0
Connecticut Fund	Daniel S. Solender	15 / $3,469.2	0 / $0.0	7,766 / $5,809.4
	Peter Scott Smith	15 / $3,469.2	0 / $0.0	0 / $0.0
	Daniel T. Vande Velde(2)	5 / $716.1	0 / $0.0	0 / $0.0
Hawaii Fund	Daniel S. Solender	15 / $3,501.4	0 / $0.0	7,766 / $5,809.4
	Peter Scott Smith	15 / $3,501.4	0 / $0.0	0 / $0.0
Missouri Fund	Daniel S. Solender	15 / $3,446.4	0 / $0.0	7,766 / $5,809.4
	Peter Scott Smith	15 / $3,446.4	0 / $0.0	0 / $0.0
National Fund	Daniel S. Solender	15 / $3,000.6	0 / $0.0	7,766 / $5,809.4
	Peter Scott Smith	15 / $3,000.6	0 / $0.0	0 / $0.0
New Jersey Fund	Daniel S. Solender	15 / $3,476.2	0 / $0.0	7,766 / $5,809.4
	Peter Scott Smith	15 / $3,476.2	0 / $0.0	0 / $0.0
	Daniel T. Vande Velde(2)	5 / $724.4	0 / $0.0	0 / $0.0
New York Fund	Daniel S. Solender	15 / $3,336.6	0 / $0.0	7,766 / $5,809.4
	Peter Scott Smith	15 / $3,336.6	0 / $0.0	0 / $0.0
	Daniel T. Vande Velde(2)	5 / $572.7	0 / $0.0	0 / $0.0
Intermediate Fund	Daniel S. Solender	15 / $3,583.1	0 / $0.0	7,766 / $5,809.4
	Peter Scott Smith	15 / $3,583.1	0 / $0.0	0 / $0.0
	Daniel T. Vande Velde(2)	5 / $751.0	0 / $0.0	0 / $0.0
Georgia Fund	Daniel S. Solender	15 / $3,472.7	0 / $0.0	7,766 / $5,809.4
	Peter Scott Smith	15 / $3,472.7	0 / $0.0	0 / $0.0
	Daniel T. Vande Velde(2)	5 / $719.2	0 / $0.0	0 / $0.0
Pennsylvania Fund	Daniel S. Solender	15 / $3,511.2	0 / $0.0	7,766 / $5,809.4
	Peter Scott Smith	15 / $3,511.2	0 / $0.0	0 / $0.0
	Daniel T. Vande Velde(2)	5 / $754.3	0 / $0.0	0 / $0.0

(1) Total assets are in millions.

(2) The amounts shown are as of April 30, 2008.

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Conflicts of interest may arise in connection with the investment managers’ management of the investments of the Funds and the investments of the other accounts included in the table above.  Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objectives and policies.  An investment manager potentially could use information concerning a Fund’s transactions to the advantage of other accounts and to the detriment of the Funds.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures.  Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.  In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients, including the Funds.  Moreover, Lord Abbett’s Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information.  Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers’ management of the investments of the Funds and the investments of the other accounts referenced in the table above.

2.            The following subsection replaces the subsection titled “Investment Advisory and Other Services – Holdings of Investment Managers” in the Statement of Additional Information:

Holdings of Investment Managers

The following table indicates for each Fund the dollar range of shares beneficially owned by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund, as of September 30, 2007 (or another date, as indicated).  This table includes the value of shares beneficially owned by such investment managers through 401(k) plans and certain other plans or accounts, if any.

Dollar Range of Shares in the Funds
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
New Jersey Fund	Daniel S. Solender		X
	Peter Scott Smith		X
	Daniel T. Vande Velde(1)		X

All Other Funds in Municipal Income Fund and Trust (except High Yield Municipal Bond Fund)	Daniel S. Solender	X
	Peter Scott Smith	X

Connecticut, New York, Intermediate, Georgia, and Pennsylvania Funds	Daniel T. Vande Velde(1)	X

(1) The amounts shown are as of June 13, 2008.

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